UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04258

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 7/31/10 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	July 31, 2010

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (81.9%)

	BASIC MATERIALS (3.2%)
$100,000	Allegheny Technologies, Inc., Convertible Fixed, 4.25%, 6/1/14	$135,875
100,000	ArcelorMittal, Senior Notes, 5.00%, 5/15/14	127,500
100,000	Newmont Mining Corp., Senior Notes Convertible, 3.00%, 2/15/12	130,125
300,000	Steel Dynamics, Inc., Convertible Fixed, 5.13%, 6/15/14	340,500
		734,000

	COMMUNICATIONS (11.9%)
250,000	Anixter International, Inc., Senior Notes, 1.00%, 2/15/13	242,500
200,000	Arris Group, Inc. 2.00%, 11/15/26	191,500
250,000	Equinix, Inc., Subordinated Notes, 2.50%, 4/15/12	259,688
200,000	GSI Commerce, Inc., Senior Notes Convertible, 2.50%, 6/1/27	205,000
200,000	Interpublic Group of Cos., Inc., Senior Notes, 4.25%, 3/15/23	210,250
150,000	Priceline.com, Inc., Convertible Fixed, 1.25%, 3/15/15 (1)	153,000
250,000	Qwest Communications International, Inc., Senior Notes, 3.50%, 11/15/25	294,687
200,000	SBA Communications Corp., Fixed, 1.88%, 5/1/13	209,250
150,000	Symantec Corp., Senior Notes, 1.00%, 6/15/13	152,438
200,000	Time Warner Telecom, Inc., Senior Debentures, 2.38%, 4/1/26	235,500
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37 (1)	95,000
100,000	VeriSign, Inc., Jr. Subordinated Debentures, 3.25%, 8/15/37	95,000
250,000	Virgin Media, Inc. 6.50%, 11/15/16	347,187
		2,691,000

	CONSUMER, CYCLICAL (15.3%)
200,000	Best Buy Company, Inc., 2.25%, 1/15/22	210,250
200,000	BorgWarner, Inc., Senior Notes, 3.50%, 4/15/12	283,750
150,000	Carnival Corp., 2.00%, 4/15/21	160,312
100,000	Continental Airlines, Inc., Senior Notes, 5.00%, 6/15/23	126,750
200,000	D.R. Horton, Inc., Guaranteed Senior Notes, 2.00%, 5/15/14	216,750
200,000	Ford Motor Co., Senior Notes, 4.25%, 11/15/16	304,250
100,000	Gaylord Entertainment Co., Convertible Fixed, 3.75%, 10/1/14 (1)	124,375
100,000	International Game Technology 3.25%, 5/1/14 (1)	110,250
150,000	Lennar Corp., Convertible Fixed, 2.00%, 12/1/20 (1)	135,750

Principal Amount		Value
$250,000	Lifetime Brands, Inc., Senior Notes, 4.75%, 7/15/11	$248,125
100,000	Macrovision Corp., Notes, 2.63%, 8/15/11	161,250
200,000	MGM Resorts International, Convertible Fixed, 4.25%, 4/15/15 (1)	178,000
300,000	Navistar International Corp. 3.00%, 10/15/14	368,250
100,000	Saks, Inc., Senior Notes Convertible, 2.00%, 3/15/24	90,625
150,000	TRW Automotive, Inc. 3.50%, 12/1/15 (1)	203,625
150,000	UAL Corp., Senior Subordinated Notes Convertible, 4.50%, 6/30/21	152,250
250,000	WESCO International, Inc., Convertible Fixed, 6.00%, 9/15/29	369,375
		3,443,937

	CONSUMER, NON-CYCLICAL (20.5%)
150,000	Alere, Inc., Convertible Fixed, 3.00%, 5/15/16	134,250
150,000	Allergan, Inc., Convertible Fixed, 1.50%, 4/1/26	168,187
350,000	Alliance Data Systems Corp., Fixed, 1.75%, 8/1/13	338,187
173,000	American Medical Systems Holdings, Inc., Convertible Fixed, 4.00%, 9/15/41	233,766
27,000	American Medical Systems Holdings, Inc., Senior Subordinated Notes, 3.25%, 7/1/36	33,008
200,000	BioMarin Pharmaceutical, Inc., Senior Subordinated Notes, 1.88%, 4/23/17	243,000
200,000	Biovail Corp., Convertible Fixed, 5.38%, 8/1/14 (1)	314,250
200,000	Cephalon, Inc., Convertible Fixed, 2.50%, 5/1/14	213,750
200,000	Chemed Corp., Senior Notes Convertible, 1.88%, 5/15/14	183,000
200,000	Gilead Sciences, Inc., Senior Notes, 0.63%, 5/1/13	214,000
50,000	Hertz Global Holdings, Inc. 5.25%, 6/1/14	78,688
200,000	Hologic, Inc., Senior Notes, 2.00%, 12/15/37 (2)	176,250
150,000	Kinetic Concepts, Inc., Guaranteed Senior Notes, 3.25%, 4/15/15 (1)	145,875
300,000	Life Technologies Corp., Senior Notes Convertible, 3.25%, 6/15/25	319,500
150,000	Molson Coors Brewing Co., Senior Notes, 2.50%, 7/30/13	165,187
150,000	Mylan, Inc., Guaranteed Senior Notes, 3.75%, 9/15/15 (1)	219,000
300,000	Nash Finch Co., Senior Subordinated Notes Convertible, 1.63%, 3/15/35 (2)	141,750

1

Value Line Convertible Fund, Inc.

July 31, 2010

Principal Amount		Value
$200,000	NuVasive, Inc., Convertible Fixed, 2.25%, 3/15/13	$204,500
100,000	Onyx Pharmaceuticals, Inc. 4.00%, 8/15/16	100,750
200,000	PHH Corp. 4.00%, 9/1/14 (1)	204,250
200,000	Smithfield Foods, Inc., Senior Notes, 4.00%, 6/30/13	193,250
100,000	Sotheby’s, Convertible Fixed, 3.13%, 6/15/13	105,625
100,000	Teva Pharmaceutical Finance LLC Series D, 1.75%, 2/1/26	112,000
200,000	Tyson Foods, Inc., Senior Notes Convertible, 3.25%, 10/15/13	244,250
150,000	ViroPharma, Inc., Convertible Fixed, 2.00%, 3/15/17	138,188
		4,624,461

	ENERGY (6.4%)
150,000	Alpha Natural Resources, Inc., Senior Notes, 2.38%, 4/15/15	159,000
200,000	Carrizo Oil & Gas, Inc., Senior Notes Convertible, 4.38%, 6/1/28	174,250
250,000	Chesapeake Energy Corp., Contingent Senior Notes, 2.75%, 11/15/35	225,625
150,000	Goodrich Petroleum Corp. 5.00%, 10/1/29	127,125
300,000	Peabody Energy Corp. 4.75%, 12/15/41	318,750
200,000	Pioneer Natural Resources Co., Senior Notes, 2.88%, 1/15/38	225,500
200,000	St. Mary Land & Exploration Co., Senior Notes, 3.50%, 4/1/27	211,750
		1,442,000

	FINANCIAL (1.7%)
150,000	Boston Properties L.P., 3.75%, 5/15/36	162,000
150,000	Digital Realty Trust LP, Fx, 5.50%, 4/15/29 (1)	233,063
		395,063

	INDUSTRIAL (9.2%)
150,000	AAR Corp., 1.75%, 2/1/26	138,750
200,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	212,750
100,000	Danaher Corp., 0.0% 1/22/21 (3)	111,750
250,000	EnerSys, Senior Notes, 3.38%, 6/1/38 (2)	236,563
250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 3.25%, 3/1/24	295,937
150,000	General Cable Corp., Senior Notes Convertible, 0.88%, 11/15/13	133,500
150,000	Itron, Inc., Senior Subordinated Notes, 2.50%, 8/1/26	171,000
150,000	L-3 Communications Corp., 3.00%, 8/1/35	149,813
200,000	Roper Industries, Inc., Senior Subordinated Notes, 0.0% 1/15/34 (2)(3)	155,000

Principal Amount		Value
$100,000	Suntech Power Holdings Co. Ltd., Senior Notes, 3.00%, 3/15/13 (1)	$80,875
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	164,250
150,000	Triumph Group, Inc., Senior Subordinated Notes Convertible, 2.63%, 10/1/26	218,250
		2,068,438

	TECHNOLOGY (12.9%)
200,000	Advanced Micro Devices, Inc., Senior Notes, 6.00%, 5/1/15	198,500
50,000	CACI International, Inc., 2.13%, 5/1/14	51,688
250,000	EMC Corp., Senior Notes, 1.75%, 12/1/11	322,500
100,000	EMC Corp., Senior Notes Convertible, 1.75%, 12/1/13	134,750
300,000	Intel Corp., Jr. Subordinated Debentures, 2.95%, 12/15/35	297,375
150,000	Microchip Technology, Inc., Jr. Subordinated Debentures, 2.13%, 12/15/37	158,250
350,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	303,625
250,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13	351,875
200,000	Nuance Communications, Inc., 2.75%, 8/15/27	220,000
250,000	ON Semiconductor Corp., Senior Subordinated Notes, 2.63%, 12/15/26	244,375
200,000	Salesforce.com, Inc., Convertible Fixed, 0.75%, 1/15/15 (1)	255,750
100,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	91,250
200,000	Telvent GIT S.A., Senior Subordinated Notes, 5.50%, 4/15/15 (1)	192,750
100,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	98,750
		2,921,438

	UTILITIES (0.8%)
150,000	CMS Energy Corp., Convertible Fixed, 5.50%, 6/15/29	183,750

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (4) (Cost $17,412,775) (81.9%)	18,504,087

CONVERTIBLE PREFERRED STOCKS (8.3%)

Shares		Value

	ENERGY (1.0%)
200	El Paso Corp. 4.99%, (4)*	213,000

	FINANCIALS (7.3%)
250	Bank of America Corp. Series L, 7.25%	230,000

2

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
3,500	Citigroup, Inc. 7.50%	$425,950
10,000	Hartford Financial Services Group, Inc. 7.25%,	245,000
250	Huntington Bancshares, Inc. 8.50%	253,131
2,000	Vale Capital II 6.75%	159,480
350	Wells Fargo & Co. Series L, 7.50%, *	341,250
		1,654,811

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,719,556) (8.3%)	1,867,811

COMMON STOCKS (5.9%)

	CONSUMER DISCRETIONARY (0.4%)
500	Carnival Corp.	17,340
1,000	Coinstar, Inc. *	45,500
500	Jo-Ann Stores, Inc. *	20,945
		83,785

	ENERGY (1.2%)
500	Cameron International Corp. *	19,795
500	Devon Energy Corp.	31,245
250	Halliburton Co.	7,470
2,000	Schlumberger Ltd.	119,320
1,000	Whiting Petroleum Corp. *	88,010
		265,840

	FINANCIALS (1.2%)
1,500	Affiliated Managers Group, Inc. *	106,245
500	Alexandria Real Estate Equities, Inc.	35,275
5,000	Fifth Third Bancorp	63,550
1,000	JPMorgan Chase & Co.	40,280
500	T. Rowe Price Group, Inc.	24,115
		269,465

	HEALTH CARE (0.6%)
500	Celgene Corp. *	27,575
2,000	Merck & Co., Inc.	68,920
500	Par Pharmaceutical Cos., Inc. *	13,200
500	ResMed, Inc. *	32,845
		142,540

	INDUSTRIALS (1.1%)
500	Honeywell International, Inc.	21,430
1,000	Hunt (J.B.) Transport Services, Inc.	35,490
1,500	Ingersoll-Rand PLC	56,190
500	Precision Castparts Corp.	61,095
1,000	TransDigm Group, Inc.	54,170
500	Woodward Governor Co.	15,120
		243,495

	INFORMATION TECHNOLOGY (0.2%)
500	Cognizant Technology Solutions Corp. Class A *	27,280

Shares		Value
500	DG Fastchannel, Inc. *	$19,065
		46,345

	MATERIALS (0.9%)
500	Agrium, Inc.	31,500
500	Allegheny Technologies, Inc.	23,805
1,500	Freeport-McMoRan Copper & Gold, Inc.	107,310
1,000	United States Steel Corp.	44,330
		206,945

	TELECOMMUNICATION SERVICES (0.3%)
500	Millicom International Cellular S.A.	46,610
500	NII Holdings, Inc. *	18,730
		65,340

	TOTAL COMMON STOCKS (Cost $1,279,780) (5.9%)	1,323,755

	TOTAL INVESTMENT SECURITIES (5) (96.1%) (Cost $20,412,111)	21,695,653

Principal Amount		Value

REPURCHASE AGREEMENT (2.6%)
$600,000	With Morgan Stanley, 0.17%, dated 07/30/10, due 08/02/10, delivery value $600,009 (collateralized by $610,000 U.S. Treasury Notes 0.750%, due 05/31/12, with a value of $613,419)	600,000

	TOTAL REPURCHASE AGREEMENTS (4) (Cost $600,000) (2.6%)	600,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		282,486
NET ASSETS (6) (100%)		$22,578,139
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($22,578,139 ÷ 2,112,587 shares outstanding)		$10.69

*	Non-income producing.
(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Step Bond - The rate shown is as of July 31, 2010 and will reset at a future date.
(3)	Zero coupon bond.
(4)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(5)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(6)
For federal income tax purposes, the aggregate cost was $21,012,111, aggregate gross unrealized appreciation was $1,917,287, aggregate gross unrealized depreciation was $633,745 and the net unrealized appreciation was $1,283,542.

 3

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Convertible Corporate Bonds & Notes	$0	$18,504,087	$0	$18,504,087
Common Stocks	1,323,755	0	0	1,323,755
Convertible Preferred Stock	1,654,811	213,000	0	1,867,811
Repurchase Agreement	0	600,000	0	600,000
Total Investments in Securities	$2,978,566	$19,317,087	$0	$22,295,653

As of July 31, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended July 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)
 The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 27, 2010